Premises, Equipment and Lease Commitments - Summary of Depreciation Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciation expense	$ 1,871	$ 2,476	$ 3,079	$ 3,494
Building
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciation expense	959	1,080	1,397	1,484
Furniture and Fixtures
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciation expense	$ 912	$ 1,396	$ 1,682	$ 2,010